Mar. 21, 2025
Moerus Worldwide Value Fund
FUND SUMMARY - MOERUS WORLDWIDE VALUE FUND
Investment Objective:
The Fund’s objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Moerus Worldwide Value Fund	Moerus Worldwide Value Fund Class N	Moerus Worldwide Value Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Moerus Worldwide Value Fund		Moerus Worldwide Value Fund Class N	Moerus Worldwide Value Fund Institutional Class
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.81%	1.56%
Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.51%	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Moerus Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; or (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.50% and 1.25% of the average daily net assets for Class N and Institutional Class Shares, respectively. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis, if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture (after the repayment is taken into account). This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Moerus Worldwide Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Moerus Worldwide Value Fund Class N	154	540	952	2,102
Moerus Worldwide Value Fund Institutional Class	128	463	822	1,831

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies:

The Adviser pursues the Fund’s investment objective by investing primarily in foreign (including frontier and emerging markets) and domestic common stocks that it believes are undervalued. Under normal market conditions, the Fund invests in securities from at least three different countries and invests at least 80% of its total assets (excluding cash and cash equivalents) in securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. In determining if a common stock is a U.S. or non-U.S. security, the Adviser may consider its country of risk, which is determined by various factors including the issuer’s country of domicile, the primary stock exchange on which it trades, and its reporting currency. For avoidance of doubt, common stocks designated as American Depositary Receipts (ADRs) are considered non-U.S. securities. Under normal market conditions, the Fund’s portfolio consists of the common stock of 15 to 50 issuers, including ADRs, allowing the Adviser to focus the Fund’s assets on the opportunities that, in the Adviser’s opinion, have the highest potential for capital appreciation. Emerging markets are economies in nations that are progressing toward becoming more advanced, usually by means of rapid growth and industrialization. Frontier markets are those markets which are not as developed as emerging markets.

The Adviser implements the Fund’s investment program by applying its opportunistic, bottom-up value analysis and preference for focus on well-capitalized companies that are facing near-term challenges. The Adviser uses a fundamental approach to purchase securities that are trading at substantial discounts to the Adviser’s estimates of their intrinsic values. The Adviser builds the Fund’s portfolio from the bottom up, based on its assessment of value, focusing on businesses it believes have solid balance sheets, high quality business models and shareholder-friendly management teams.

The Fund’s portfolio is primarily comprised of companies with sufficient capital to service their debt, and can survive market downturns and other financial events. The Adviser believes that these companies have an enhanced ability to survive difficult periods and thrive over the long term, providing the Fund with the opportunity to achieve higher long term returns.

The Adviser has significant flexibility in terms of where and how it can invest – including by geography, industry, sector or currency. Because of this flexibility, while the Fund does not concentrate its investments in any one specific industry, the Fund’s portfolio may have significant exposure to a small number of sectors or industries from time to time. The Fund tends to invest in deep value, lesser-known securities of any capitalization, including small to mid-cap, and those less-followed or covered by traditional investment research. The Adviser will sell a security to invest in other securities that it believes are more undervalued, or if it believes that the security is materially overvalued. In addition, the Adviser may allocate a portion of the Fund’s assets to cash and cash equivalents to allow it to service redemptions and react quickly to fluctuations in the market and benefit from extreme and short-term market disruptions, which may provide opportunities to purchase securities that, in the Adviser’s opinion, are attractively valued, from sellers eager to exit the market.

Principal Investment Risks:

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Acquired Fund Risk. Other investment companies in which the Fund invests (“acquired funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result of investing in acquired funds, the cost of investing in the Fund will be higher than the cost of investing directly in such acquired funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the acquired funds is subject to its own specific risks, which will be listed in its respective prospectus, but the Adviser expects the principal investments risks of such acquired funds will be similar to the risks of investing in the Fund.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to many of the same risks as direct investment in foreign companies and may involve risks that are not found in investments in U.S. companies.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Frontier Markets Risk. Frontier market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of emerging market or developed market countries. In addition to the risks of investing in international emerging markets, frontier markets tend to have less efficient trading markets with lower overall liquidity and are more susceptible to governmental interference, local taxes being imposed on international investments, and restrictions on gaining access to sales proceeds. Frontier markets generally have smaller economies or less mature capital markets than emerging markets and, as a result, the risks typically associated with investing in emerging market countries are magnified in frontier countries.

Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not achieve the Fund’s investment objective.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Value Investing Risk. The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Class N shares, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund changed its principal investment strategies on November 6, 2023. Performance prior to that date reflects the Fund’s prior principal investment strategies. Updated performance information is available at no cost by visiting www.moeruscap.com or by calling 1-844-MOERUS1.

Performance Bar Chart Calendar Year Ended December 31

Best Quarter:	4th Quarter 2020	27.34%
Worst Quarter:	1st Quarter 2020	(39.98)%

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended February 28, 2025 was 3.19%.

Performance Table Average Annualized Total Returns (For periods ended December 31, 2024)
Average Annual Total Returns - Moerus Worldwide Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Moerus Worldwide Value Fund Institutional Class	Return before taxes	15.97%	10.39%	8.43%	May 31, 2016
Moerus Worldwide Value Fund Institutional Class | Return after taxes on distributions		14.45%	10.12%	8.13%
Moerus Worldwide Value Fund Institutional Class | Return after taxes on distributions and sale of Fund shares		10.03%	8.66%	7.02%
MSCI AC World Index ex USA (USD)		5.54%	4.10%	6.27%

The MSCI AC World Index ex USA captures large and mid-cap representation across 22 of 23 Developed Market countries and 24 Emerging Market countries—excluding the United States. The index covers approximately 85% of the global equity opportunity set outside the US. You cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Moerus Worldwide Value Fund | Acquired Fund Risk [Member]

Acquired Fund Risk. Other investment companies in which the Fund invests (“acquired funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result of investing in acquired funds, the cost of investing in the Fund will be higher than the cost of investing directly in such acquired funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the acquired funds is subject to its own specific risks, which will be listed in its respective prospectus, but the Adviser expects the principal investments risks of such acquired funds will be similar to the risks of investing in the Fund.

Moerus Worldwide Value Fund | A D Rs Risk [Member]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to many of the same risks as direct investment in foreign companies and may involve risks that are not found in investments in U.S. companies.

Moerus Worldwide Value Fund | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Moerus Worldwide Value Fund | Common Stock Risk [Member]

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Moerus Worldwide Value Fund | Currency Risk [Member]

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Moerus Worldwide Value Fund | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Moerus Worldwide Value Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Moerus Worldwide Value Fund | Frontier Markets Risk [Member]

Frontier Markets Risk. Frontier market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of emerging market or developed market countries. In addition to the risks of investing in international emerging markets, frontier markets tend to have less efficient trading markets with lower overall liquidity and are more susceptible to governmental interference, local taxes being imposed on international investments, and restrictions on gaining access to sales proceeds. Frontier markets generally have smaller economies or less mature capital markets than emerging markets and, as a result, the risks typically associated with investing in emerging market countries are magnified in frontier countries.

Moerus Worldwide Value Fund | Geographic Risk [Member]

Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Moerus Worldwide Value Fund | Management Risk [Member]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not achieve the Fund’s investment objective.

Moerus Worldwide Value Fund | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Moerus Worldwide Value Fund | Sector Risk [Member]

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Moerus Worldwide Value Fund | Small And Medium Capitalization Stock Risk [Member]

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Moerus Worldwide Value Fund | Value Investing Risk [Member]

Value Investing Risk. The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.